TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Schedule of trade receivables, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade receivables [Line Items]
Trade receivables, net	$ 1,885,915	$ 1,976,096
Trade receivables
Disclosure of trade receivables [Line Items]
Trade receivables, net	1,133,236	1,011,430
Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	1,035,036	910,693
Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	98,200	100,737
Gross carrying amount | Guaranteed
Disclosure of trade receivables [Line Items]
Trade receivables, net	564,015	412,036
Gross carrying amount | Guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	502,822	366,902
Gross carrying amount | Guaranteed | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	61,193	45,134
Gross carrying amount | Not guaranteed
Disclosure of trade receivables [Line Items]
Trade receivables, net	583,567	615,937
Gross carrying amount | Not guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	532,214	543,791
Gross carrying amount | Not guaranteed | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	51,353	72,146
Gross carrying amount | Trade receivables
Disclosure of trade receivables [Line Items]
Trade receivables, net	1,147,582	1,027,973
Gross carrying amount | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	1,035,036	910,693
Gross carrying amount | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	112,546	117,280
Accumulated impairment | Trade receivables
Disclosure of trade receivables [Line Items]
Trade receivables, net	(14,346)	(16,543)
Accumulated impairment | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	0	0
Accumulated impairment | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	$ (14,346)	$ (16,543)